Share-based Compensation - Prime Hubs Restricted Shares Plan (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2018 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares
Weighted Average Grant Date Fair Value, Restricted shares
Recognized share-based compensation expenses | ¥		¥ 333,495		¥ 679,468		¥ 90,296
Prime Hubs Restricted Shares Plan [Member] | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period		4 years
Vesting percentage		25.00%
Number of Restricted Shares Outstanding
Unvested, Beginning Balance				7,058,338		8,400,000
Granted						2,000,000
Vested				(7,058,338)		(3,133,329)
Forfeited						(208,333)
Unvested, Ending Balance						7,058,338
Weighted Average Grant Date Fair Value, Restricted shares
Unvested, Beginning Balance | $ / shares			$ 1.04		$ 0.72
Granted | $ / shares					2.05
Vested | $ / shares			$ 1.04		0.84
Forfeited | $ / shares					0.72
Unvested, Ending Balance | $ / shares					$ 1.04
Shares repurchased (in shares)	562,500
Shares repurchased, consideration | ¥	¥ 7,490
Recognized share-based compensation expenses | ¥		¥ 0		¥ 39,560		¥ 20,572
Prime Hubs Restricted Shares Plan [Member] | Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period		1 year
Vesting percentage		100.00%